SUPPLEMENT TO
FIDELITY
BLUE CHIP GROWTH
FUND
PROSPECTUS
DATED SEPTEMBER 19, 1995
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 28:
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
30:
    6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.





SUPPLEMENT TO
FIDELITY
BLUE CHIP GROWTH
FUND
PROSPECTUS
DATED SEPTEMBER 19, 1995
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 28:
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
30:
    6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.





   BCF-96-1 January 1, 1996
BCF-96-1 January 1, 1996
FIDELITY BLUE CHIP GROWTH FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 19, 1995
   The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section beginning on page 14.
7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules beginning on page 20.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion           .5200%    $ 0.5 billion   .5200%

3 -    6                   .4900      25             .4238

6 -    9                   .4600      50             .3823

9 -    12                  .4300      75             .3626

12 -   15                  .4000     100             .3512

15 -   18                  .3850     125             .3430

18 -   21                  .3700     150             .3371

21 -   24                  .3600     175             .3325

24 -   30                  .3500     200             .3284

30 -   36                  .3450     225             .3249

36 -   42                  .3400     250             .3219

42 -   48                  .3350     275             .3190

48 -   66                  .3250     300             .3163

66 -   84                  .3200     325             .3137

84 -   102                 .3150     350             .3113

102 -   138                .3100     375             .3090

138 -   174                .3050     400             .3067

174 -   210                .3000        425          .3046

210 -   246                .2950        450          .3024

246 -   282                .2900        475          .3003

282 -   318                .2850        500          .2982

318 -   354                .2800        525          .2962

354 -   390                .2750        550          .2942

   390 -   426             .2700

   426 -   462             .2650

   462 -   498             .2600

   498 -   534             .2550

            Over 534       .2500





   BCFB-96-1
         January 1, 1996
FIDELITY DIVIDEND GROWTH FUND
A FUND OF FIDELITY SECURITIES FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 19, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 20.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500








   DGFB-96-1
         January 1, 1996

SUPPLEMENT TO
FIDELITY
BLUE CHIP GROWTH
FUND
PROSPECTUS
DATED SEPTEMBER 19, 1995
   The following information
replaces the similar information
found in the "Transaction
Details" section on page 28:
FDC collects the proceeds from
the fund's     3   % sales charge and
may pay a portion of them to
securities dealers who have
sold the fund's shares, or to
others, including banks and
other financial institutions
(qualified recipients), under
special arrangements in
connection with FDC's sales
activities. The sales charge paid
to qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces the similar information
found in the "Waivers" section
on page 30:
    6.    To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.





SUPPLEMENT TO
FIDELITY
BLUE CHIP GROWTH
FUND
PROSPECTUS
DATED SEPTEMBER 19, 1995
   The following information
replaces the similar information
found in the "Transaction
Details" section on page 28:
FDC collects the proceeds from
the fund's     3   % sales charge and
may pay a portion of them to
securities dealers who have
sold the fund's shares, or to
others, including banks and
other financial institutions
(qualified recipients), under
special arrangements in
connection with FDC's sales
activities. The sales charge
paid to qualified recipients is
1.50% of the fund's offering
price.
The following information
replaces the similar information
found in the "Waivers" section
on page 30:
    6.    To shares purchased through
Portfolio Advisory Services or
Fidelity Charitable Advisory
Services.





   BCF-96-1 January 1, 1996
BCF-96-1 January 1, 1996

FIDELITY OTC PORTFOLIO
A FUND OF SECURITIES FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 19, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules beginning on page 20.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500

The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section on page 14.
7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;




   OTCB-96-1
         January 1, 1996
FIDELITY GROWTH & INCOME PORTFOLIO
A FUND OF FIDELITY SECURITIES FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 19, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 22.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500

   On October 19, 1995 the Board of Trustees of Fidelity Growth & Income Portfolio authorized elimination of the Portfolio's 3% front-end sales charge. Beginning October 20, 1995, purchases of shares of the Portfolio will not be subject to a sales charge.



   GAIB-96-1
         January 1, 1996